Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income	$ (184,456)	$ (345,683)
Items not involving cash:
Depreciation of property and equipment	7,503	6,587
Amortization of intangible assets	0
Stock-based compensation	15,272	35,707
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(90,651)	(23,932)
Decrease (increase) in investment tax credits	189,538	173,727
Decrease (increase) in prepaid expenses	11,356	11,619
Increase (decrease) in accounts payable	15,543	(12,971)
Increase (decrease) in accrued liabilities	(30,035)	(37,933)
Increase (decrease) in deferred rent	8,742	10,963
Increase (decrease) in deferred revenue	(20,003)	(67,530)
Cash flows provided by operating activities	(77,191)	(249,446)
INVESTING ACTIVITIES
Purchase of property and equipment	(6,585)	(5,597)
Purchase of investment		(108,316)
Cash flows used in investing activities	(6,585)	(113,913)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(16,042)	(109,319)
Increase in cash and cash equivalents	(99,818)	(472,678)
Cash and cash equivalents, beginning of period	472,317	1,028,381
Cash and cash equivalents, end of period	$ 372,499	$ 555,703